STOCK OPTIONS AND WARRANTS (Schedule of Stock Option and Warrant Activity) (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 13, 2013	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Awards
Exercised	(40,000)
Stock options [Member]
Number of Awards
Balance at beginning of period		2,953,000	1,989,000
Granted		1,000,000	1,466,000
Exercised			(500,000)
Forfeited and cancelled
Balance at end of period		3,953,000	2,953,000	1,989,000
Weighted Average Remaining Life		4 years 3 months 25 days	4 years 2 months 19 days	4 years 2 months 8 days
Weighted Average Exercise Price
Balance at beginning of period		$ 0.42	$ 0.17
Granted		$ 0.45	$ 0.60
Exercised			$ 0.15
Balance at end of period		$ 0.43	$ 0.42	$ 0.17
Aggregate Intrinsic Value		$ 365,094	$ 543,625	$ 701,345
Warrant [Member]
Number of Awards
Balance at beginning of period		5,778,000	1,528,000
Granted			4,550,000
Exercised		(400,000)	(300,000)
Forfeited and cancelled
Balance at end of period		5,378,000	5,778,000	1,528,000
Weighted Average Remaining Life		2 years 9 months 11 days	2 years 10 months 28 days	2 years 6 months 4 days
Weighted Average Exercise Price
Balance at beginning of period		$ 0.81	$ 0.14
Granted			$ 1.00
Exercised		$ 0.06	$ 0.29
Balance at end of period		$ 0.86	$ 0.81	$ 0.14
Aggregate Intrinsic Value		$ 249,963	$ 545,230	$ 590,680